Basis of Presentation - Additional Information (Detail)	Sep. 30, 2014	Dec. 31, 2013
Summary Of Significant Accounting Policies [Line Items]
Percentage of outstanding common stock of investees accounted for using equity method of accounting		100.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of outstanding common stock of investees accounted for using equity method of accounting	20.00%	20.00%
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of outstanding common stock of investees accounted for using equity method of accounting	50.00%	50.00%